Acquisition of GCI - Schedule of Aggregate Purchase Price (Parenthetical) (Detail) - Seaspan [Member] - shares		1 Months Ended
	Mar. 13, 2018	Mar. 31, 2018	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Shares issued			0		1,986,449
GCI [Member] | Series D Preferred Shares [Member]
Business Acquisition [Line Items]
Shares issued	1,986,449			1,923,585
GCI [Member] | Class A Common Shares [Member]
Business Acquisition [Line Items]
Shares issued	2,514,996	2,514,996